Significant accounting judgments, estimates and assumptions (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Loans to customers	$ 9,421,458	$ 5,321,885
E C L [Member]
IfrsStatementLineItems [Line Items]
Allowance for credit card receivables	5,021,996
Credit card receivables	3,528,001
Loans to customers	$ 1,493,995